CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)
Stock warrants issued for settlement of debt	30,000
Common stock issued for payment of Series D Preferred stock dividends	210,689	106,535
Warrants issued for Board of Director fees	18,500
Common stock issued for Board of Director fees	3,000
Common stock issued for related-party royalty	71,969
Common stock issued for settlement of debt	8,449
Warrants issued to a consultant for services	6,000
Common stock issued from the conversion of Series D Preferred stock	2,700	682,050
Series D Preferred stock for prepaid commisions		987
Common stock issued with acquisition of Midwest Monitoring & Surveillance, Inc.		13,526
Common stock issued with acquisition of International Surveillance Services Corp., net of cash acquired		310,000
Common stock issued for payment of SecureAlert Monitoring, Inc.Series A Preferred stock dividends		4,908
Common stock cancelled		269